Governmental Loans - Summary of Company's Long-term Debt Facilities Arising From Financing Activities (Detail) $ in Millions	12 Months Ended
Mar. 31, 2024 CAD ($)
Federal AMF Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	$ 37.9
Movement in the period	(6.2)
Ending balance	31.7
Federal AMF Loan [Member] | Governmental Loan Issued [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	49.2
Movement in the period	(10.0)
Ending balance	39.2
Federal AMF Loan [Member] | Governmental loan benefit recognized immediately [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	(26.5)
Movement in the period	0.0
Ending balance	(26.5)
Federal AMF Loan [Member] | Acretion of governmental loan benefit [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	15.0
Movement in the period	3.8
Ending balance	18.8
Provincial MENDM Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	45.4
Movement in the period	3.6
Ending balance	49.0
Provincial MENDM Loan [Member] | Governmental Loan Issued [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	60.0
Movement in the period	0.0
Ending balance	60.0
Provincial MENDM Loan [Member] | Governmental loan benefit recognized immediately [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	(26.4)
Movement in the period	0.0
Ending balance	(26.4)
Provincial MENDM Loan [Member] | Acretion of governmental loan benefit [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	11.9
Movement in the period	3.6
Ending balance	15.5
Federal SIF Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	9.7
Movement in the period	(0.3)
Ending balance	9.4
Federal SIF Loan [Member] | Governmental Loan Issued [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	15.0
Movement in the period	0.0
Ending balance	15.0
Federal SIF Loan [Member] | Governmental loan benefit recognized immediately [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	(7.8)
Movement in the period	(1.4)
Ending balance	(9.2)
Federal SIF Loan [Member] | Acretion of governmental loan benefit [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	2.5
Movement in the period	1.1
Ending balance	3.6
Federal SIF Loan (EAF) [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	27.4
Movement in the period	26.1
Ending balance	53.5
Federal SIF Loan (EAF) [Member] | Governmental Loan Issued [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	65.5
Movement in the period	74.4
Ending balance	139.9
Federal SIF Loan (EAF) [Member] | Governmental loan benefit recognized immediately [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	(38.7)
Movement in the period	(51.7)
Ending balance	(90.4)
Federal SIF Loan (EAF) [Member] | Acretion of governmental loan benefit [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	0.6
Movement in the period	3.4
Ending balance	4.0
Government Loans [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	120.4
Movement in the period	23.2
Ending balance	143.6
Government Loans [Member] | Governmental Loan Issued [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	189.8
Movement in the period	64.4
Ending balance	254.2
Government Loans [Member] | Governmental loan benefit recognized immediately [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	(99.4)
Movement in the period	(53.1)
Ending balance	(152.5)
Government Loans [Member] | Acretion of governmental loan benefit [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	30.0
Movement in the period	11.9
Ending balance	$ 41.9